Accounting Rules and Methods - Schedule of Lease Liability After Adoption of IFRS16 (Detail) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2018
Statement Of Compliance And Basis Of Presentation [Line Items]
Operating lease commitment as lessee		€ 8,268
IFRS 16 [member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Unrecognized contracts in accordance with IFRS 16 exemptions	€ (142)
Differences in the durations used linked to termination and extension options that are reasonably certain to be exercised	5,798
Leases signed in 2018 for an asset available after January 1, 2019	(2,593)
Other (including the improvement allowance (Princeton lease) – see note 4.10)	(2,045)
Non-discounted lease liability under IFRS 16 as of January 1, 2019	9,285
Discount effect	(1,551)
Discounted lease liability under IFRS 16 as of January 1, 2019	€ 7,734